Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bad debt expense	$ 2,271
Recovery of bad debt	$ 0	$ 0
Valuation allowance percentage	100.00%
Two Customers [Member]
Concentration risk, percentage	10.00%	10.00%